Share-based compensation	9 Months Ended
Sep. 30, 2020
Statement [LineItems]
Share-based compensation
12. Share-based compensation
Restricted and Performance Share Unit plan (“RPSU plan”)
Restricted Share units (“RSU”) grants under the RPSU plan
Obsidian Energy awards RSU grants under the RPSU plan whereby employees receive consideration that fluctuates based on the Company’s share price on the Toronto Stock Exchange (“TSX”). Consideration can be in the form of cash or shares purchased on the open market or issued from treasury.

RSU plan (number of shares equivalent)	Nine months ended September 30, 2020	Year ended December 31, 2019
Outstanding, beginning of period	1,100,278	1,235,202
Granted	1,818,840	971,916
Vested	(507,565)	(574,706)
Forfeited	(36,244)	(532,134)

Outstanding, end of period	2,375,309	1,100,278

The fair value and weighted average assumptions of the RSU plan units granted during the nine-month periods were as follows:

	Nine months ended September 30
	2020	2019
Average fair value of units granted (per unit)	$0.55	$2.77
Expected life of units (years)	3.0	3.0
Expected forfeiture rate	0.6%	1.0%

Performance Share Unit (“PSU”) grants under the RPSU plan
The RPSU plan allows Obsidian Energy to grant PSUs to employees of the Company. Members of the Board of Directors are not eligible for the RPSU plan. The PSU obligation is classified as a liability due to the cash settlement feature and could be settled in cash or shares.

PSU awards (number of shares equivalent)	Nine months ended September 30, 2020	Year ended December 31, 2019
Outstanding, beginning of period	92,424	163,129
Granted	376,310	144,211
Vested	—	(22,929)
Forfeited	(4,173)	(191,987)

Outstanding, end of period	464,561	92,424

The liability associated with the PSU’s under the RPSU plan was insignificant at both September 30, 2020 and December 31, 2019.

Stock Option Plan
Obsidian Energy has an Option Plan that allows the Company to issue options to acquire common shares to officers, employees, directors and other service providers.

	Nine months ended September 30, 2020		Year ended December 31, 2019
Options	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
Outstanding, beginning of period	89,178	$10.41	287,996	$25.34
Granted	917,490	0.56	—	—
Forfeited	(44,714)	12.06	(198,818)	32.04

Outstanding, end of period	961,954	$0.94	89,178	$10.41

Exercisable, end of period	44,464	$8.74	77,066	$10.67

The fair value and weighted average assumptions of the options granted during the nine-month periods were as follows:

	Nine months ended September 30
	2020	2019
Average fair value of options granted (per option)	$0.29	$—
Expected life of options (years)	2.2	—
Expected forfeiture rate	1.0%	—

Deferred Share Unit (“DSU”) plan
The DSU plan allows the Company to grant DSUs in lieu of cash fees to non-employee
directors providing a right to receive, upon retirement, a cash payment based on the volume-weighted-average trading price of the common shares on the TSX. At September 30, 2020, 1,863,521 DSUs (December 31, 2019 – 847,100) were outstanding and $1 million was recorded as a current liability (December 31, 2019 – $1 million).
Share-based compensation
Share-based compensation consisted of the following:

	Nine months ended September 30
	2020	2019
RSU grants	$2	$3

Share-based compensation	$2	$3

The share price used in the fair value calculation of the DSU plan obligations at September 30, 2020 was $0.49 per share (2019 – $1.10). Share-based compensation expense related to the DSU plan, PSU plan and Option plan were insignificant in both periods.
Employee retirement savings plan
Obsidian Energy has an employee retirement savings plan (the “savings plan”) for the benefit of all employees. Under the savings plan, employees may elect to contribute up to 10 percent of their salary and Obsidian Energy matches these contributions at a rate of $1.00 for each $1.00 of employee contribution. Both the employee’s and Obsidian Energy’s contributions are used to acquire Obsidian Energy common shares or are placed in low-risk
investments. Shares are purchased in the open market at prevailing market prices.
Effective May 1, 2020, due to the low commodity price environment, the Company temporarily suspended the employer match portion of the savings plan.